SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).  The significant accounting policies of the Company include the following:

a)	Basis of consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: IMRIS, Inc. (United States), IMRIS (Europe) SPRL (Belgium), IMRIS India Private Limited (India), IMRIS KK (Japan), NeuroArm Surgical Limited (Canada), IMRIS Germany GmbH (Germany) and  IMRIS Singapore Pte Ltd.  All intercompany transactions and balances are eliminated on consolidation.

b)	Basis of presentation

The consolidated financial statements are prepared by the Company in United States Dollars (USD), unless where otherwise stated, and in accordance with U.S. GAAP.

c)	Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting year.  Areas where management used subjective judgment include, but are not limited to, the completion percentage applied to program installations, the recognition and measurement of current and deferred income tax assets and liabilities, estimated useful lives of intangible and capital assets, investment tax credits receivable, stock-based compensation costs, assessment of inventory obsolescence and the valuation and recognition of goodwill and impairment assessments.  Actual results could differ significantly from those estimates.  Changes in estimates are recorded in the accounting period in which these changes are determined.

d)	Revenue recognition

The Company generates revenues from three principal activities: program sales, sales of ancillary products and services and extended maintenance services.

Revenues for program sales are recognized on a percentage of completion basis as theatres are installed.  Sales are recorded using the cost-to-cost method to measure the progress towards completion.  Under the cost-to-cost method of accounting, the Company recognizes sales and estimated profit as costs are incurred based on the proportion that the incurred costs bear to total estimated costs.  The cost estimation process is based on the professional knowledge and experience of the Company’s engineers and project managers.  Actual costs include only those costs that are directly attributable to contract performance with respect to the revenue recognized.  Pre-contract costs are expensed unless their costs can be directly associated with a specific anticipated contract and recoverability from that contract is reasonably assured.  When adjustments in estimated contract revenues or estimated costs at completion are required, changes from prior estimates are recognized in the current period for the inception to date effect of such changes.

When estimates of total costs to be incurred on a contract exceed total estimates of revenue to be earned, a provision for the entire loss on contract is recorded in the period in which the loss is determined.

Funds received from customers in advance of meeting the criteria for revenue recognition are recorded as deferred revenue until such time as the revenue is recognized.  Revenues recognized in advance of the criteria for invoicing to the customer are recorded as unbilled receivables where the collection of the receivable is reasonably assured.

Revenues from ancillary products and services are recognized where there is persuasive evidence of an arrangement and upon delivery or as the services are rendered, respectively.  Revenues from extended maintenance service agreements are recognized ratably over the life of the service agreement.  Revenues from both ancillary products and services and extended maintenance service agreements are based on pre-determined or determinable sales prices and are only recognized when the collection of the receivable is reasonably assured.

d)	Cash and cash equivalents

Cash equivalents are short-term highly liquid investments that are readily convertible to known amounts of cash with original maturities of three months or less and consist of bank deposits and guaranteed investment certificates.  Cash and cash equivalents are carried at fair market value.  For cash equivalents, fair value approximates cost because these instruments are subject to an insignificant risk of a change in value.  The Company did not hold any cash equivalents at December 31, 2013 or December 31, 2012.

e)	Accounts receivable and allowance for doubtful accounts

The accounts receivable balance reflects all amounts invoiced and is presented net of any allowance for doubtful accounts.  The Company evaluates the collectability of its accounts receivable on a periodic basis by monitoring the financial condition of its customers, reviewing historical trends and assessing economic circumstances.  When collectability becomes uncertain, the Company estimates an allowance for doubtful accounts.  Due to the high level of creditworthiness of its client base, the Company has not recognized any allowance for doubtful accounts.

f)	Inventory

Inventories are stated at the lower of cost or market.  Cost is determined on a standard cost basis which is defined as the cost of materials plus an allocation of production labor and overhead.  Cost of materials is based on the invoiced value of goods.  Market is defined as replacement cost as per the definition in Accounting Standards Codification (“ASC”) 330-10.  The Company determines an inventory allowance based on an estimate of obsolete inventories.

g)	Property, plant, and equipment

The Company records all property, plant and equipment acquisitions at their original cost.  Once the asset is available for use, recorded amounts are amortized and depreciate over their estimated useful life using the straight-line method at the following rates:

Computer equipment	3 years
Office furnishings and equipment	5 years
Assembly & test equipment	2-5 years
Demonstration suite & tradeshow equipment	3-5 years
Leasehold improvements	Lesser of their useful life and the term of lease

h)	Goodwill and intangible assets

Goodwill

Goodwill represents the excess of the purchase price over fair value of the identifiable net tangible assets and intangible assets purchased at the date of acquisition.  Goodwill is not amortized, but rather it is tested for impairment annually or more frequently if an event occurs or circumstances change that indicates that goodwill might be impaired.  The Company annually tests for goodwill impairment at November 30.

The impairment test for goodwill is a two-step process.  Step one consists of a comparison of the fair value of its reporting units against their carrying amount, including the goodwill.  If the carrying amount of the reporting unit is in excess of its fair value, step two requires the comparison of the implied fair value of the reporting unit’s goodwill against the carrying amount of the reporting unit’s goodwill.  Any excess of the carrying value of the reporting unit’s goodwill over the implied fair value of the reporting unit’s goodwill is recorded as an impairment loss.

Patents

Patents are accounted for at cost.  Amortization is based on the estimated useful life, which is generally the life of the patent, using the straight-line method.  The average remaining life of the patents at the time of acquisition in May 2005 was 11 years.  The patents acquired in the NeuroArm Surgical Limited acquisition in February 2010 are amortized over the estimated useful lives, which range between 13-18 years.

Computer software

Computer software is accounted for at cost.  Amortization is based on the estimated useful life, which is generally three years, using the straight-line method.

i)	Impairment of long lived and intangible assets

Management evaluates the carrying value of its long-lived assets and identifiable intangible assets with finite lives for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable.  To the extent the estimated undiscounted future net cash inflows attributable to the asset are less than the carrying amount, an impairment loss is recognized.  The amount of impairment loss to be recorded is the difference between the asset’s carrying value and the net discounted estimated future cash flows.

j)	Collaborative arrangements

The Company accounts for the equipment value that is over and above the cash received from its third party collaborative partner as an advance payment in accordance with ASC 730-20.  Once installation is complete the advance payment is amortized over the term of the agreement.  Management tests the collaborative arrangements for impairment on a regular basis.

k)	Research and development

Research and development costs are expensed as incurred.  Costs related to the development of software are capitalized beginning when a product’s technological feasibility has been established and ending when the product is available for general release to the customer.  Software development costs are capitalized and amortized over the useful life of the technology.

l)	Investment tax credits

The Company is entitled to non-refundable investment tax credits from both the federal and provincial governments in Canada and to refundable investment tax credits from the Province of Manitoba.  Investment tax credits are earned as a percentage of eligible current and capital research and development expenditures incurred in each taxation year.  Investment tax credits are recognized when realization of the tax credits is more likely than not.

Non-refundable investment tax credits are included in the determination of the Company’s deferred tax assets.  The Company recognizes a corresponding valuation allowance against any deferred asset balance resulting in no impact to the consolidated financial statements.  Non-refundable investment tax credits are recognized either as an item on the statement of loss in the Company’s income tax provision or as a reduction in capital assets depending on where the original costs, which gave rise to the tax credits, are recorded.

Refundable investment tax credits are included in accounts receivable until they are received.  Refundable investment tax credits are recognized either as an item on the statement of loss in the Company’s research and development expense or as a reduction in capital assets depending on where the original costs, which gave rise to the tax credits, are recorded.

m)	Stock-based compensation

The Company measures compensation expense at the date of granting of stock options to employees and recognizes the expense based on their fair values determined in accordance with ASC 718.  The fair value of options is determined using the Black-Scholes option-pricing model.  The fair value amount is amortized to earnings over the vesting period, with the related credit recorded as additional paid-in capital.  Amortization takes into consideration estimated forfeitures, determined on a historic basis, at the time of grant to determine the number of awards that will ultimately vest.  Upon exercise of these stock options, amounts previously credited to additional paid-in capital are reversed and credited to share capital.

n)	Income taxes

The Company follows the liability method of accounting for income taxes.   Under this method, deferred taxes are recognized based on the expected future tax consequences of differences between the carrying amount of balance sheet items and their corresponding tax basis, using the enacted income tax rates for the years in which the differences are expected to be realized or settled.  A valuation allowance is provided to the extent that it is not more likely than not that the deferred tax assets will be realized.

The Company’s policy is to recognize interest related to income taxes in interest expense and interest income, and recognize penalties in administrative expenses.

o)	Foreign currency translation

All monetary assets and liabilities denominated in currencies other than each subsidiary’s functional currency are translated at the applicable period end reporting date exchange rates.  Non-monetary assets are translated at the exchange rates prevailing when the asset was acquired.  Revenue and expenses are translated at average exchange rates for the period.  Exchange gains or losses on translation of foreign currencies transactions are included in the Consolidated Statements of Comprehensive Loss.

Translation adjustments occurring as a result of the consolidation of subsidiaries whose functional currency is not USD are recorded as a separate component of accumulated other comprehensive income (loss).

p)	Derivative financial instruments

The Company recognizes an asset or liability representing the fair value of the embedded derivatives when it sells products to customers located in foreign countries and the contract currency is denominated in the functional currency of neither of the contracting parties.  The embedded derivative arises on initial execution of the contract and is active until the contract is closed with the fair value being recalculated throughout the life of the contract.  Valuation of the embedded derivative is derived using observable forward currency rates combined with estimated timing and magnitude of contractual cash flows pertaining to specific sales contracts.  Changes in the fair value of the embedded derivative are recognized in income during the period in which the changes occur.  The fair value of the embedded derivative is calculated using the credit adjusted discount rate because contracts can be active for two or more years. As of December 31, 2013 and 2012, there were no derivative financial instruments.